SHARE BASED COMPENSATION - Summary of the RSUs (Details) - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Number of shares
Outstanding at the beginning of the period (in shares)	0	140,000	280,000
Granted (in shares)	0	0	0
Vested (in shares)	0	(140,000)	(140,000)
Outstanding at the end of the period (in shares)	0	0	140,000
Weighted Average Grant Date Fair Value
Outstanding at the beginning of the period (in dollars per share)	$ 0.00	$ 0.63	$ 0.63
Granted (in dollars per share)	0.00	0.00	0.00
Vested (in dollars per share)	0.00	0.63	0.63
Outstanding at the end of the period (in dollars per share)	$ 0.00	$ 0.00	$ 0.63